SEGMENTS AND GEOGRAPHIC REGIONS - Segment Revenue, Significant Segment Expenses and Segment Operating EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Equity in earnings of nonconsolidated affiliates	$ 60	$ 51	$ 75
ElectronicsCo
Segment Reporting Information [Line Items]
Net sales	4,336	4,034	4,757
Cost of sales	2,338	2,283	2,608
Selling, general and administrative expenses	567	495	493
Research and development expenses	314	304	333
Amortization of intangibles	214	256	269
Equity in earnings of nonconsolidated affiliates	37	16	31
Depreciation and amortization	432	442	444
Segment Operating EBITDA	1,372	1,154	1,529
IndustrialsCo
Segment Reporting Information [Line Items]
Net sales	8,050	8,034	8,179
Cost of sales	5,467	5,529	5,702
Selling, general and administrative expenses	885	801	793
Research and development expenses	214	201	194
Amortization of intangibles	362	333	306
Equity in earnings of nonconsolidated affiliates	30	35	39
Depreciation and amortization	767	710	671
Segment Operating EBITDA	$ 1,919	$ 1,915	$ 1,894